Taxes on Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income (Textual)
Corporate tax rate	23.00%	24.00%	25.00%
Federal tax rate	21.00%	35.00%	15.00%
Carryforward tax losses in Israel	$ 3,300	$ 1,100
Carryforward tax losses of Safe-T	$ 20,400	$ 15,400